Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Administrative Expenses [Abstract]
Schedule of Administrative Expenses	This caption is made up as follows:
	2025	2024	2023
	S/(000)	S/(000)	S/(000)
Personnel expenses, note 20(b)	164,987	136,776	125,072
Third-party services	81,838	74,127	67,187
Depreciation and amortization	17,450	17,107	15,258
Donations	7,533	8,598	9,028
Board of Directors compensation	5,389	6,032	5,941
Consumption of supplies	1,862	1,526	1,551
Other	12,479	9,217	7,930
	291,538	253,383	231,967